Consolidated companies and business acquired and divested	12 Months Ended
Dec. 31, 2021
Consolidated companies and businesses acquired and divested [Abstract]
Consolidated companies and businesses acquired and divested
47

Consolidated companies and businesses acquired and divested
Acquisitions
There were no significant acquisitions in 2021 or 2020.
In May 2019 ING acquired 80
% of the shares of Intersoftware Group B.V.,

Findata Access B.V.

and Unitrust B.V.
(ISW Group) for a total consideration of EUR 18

million. The acquisition of ISW Group resulted in the recognition of goodwill of EUR 17

million.

Divestments
On 18 February 2021 ING announced the intention to withdraw from the retail banking market in the Czech
Republic.

The decision to discontinue Czech Retail Banking entails the closure of retail customer accounts
/mutual funds and the sale of assets comprising

the related government bond portfolio. ING’s retail customers in the Czech Republic have received a welcome offer from Raiffeisenbank Czech Republic. ING’s departure from the
Czech Retail banking market resulted in EUR 2.5

billion saving accounts being transferred to Raiffeisenbank and the government bond portfolio with a carrying amount of EUR 0.5 billion being sold in the second quarter of
2021.

At 12 July 2021, ING announced that it has reached an agreement to transfer ING’s Retail Banking operations in
Austria to bank99. Under the terms of the agreement, approximately EUR 1.7 billion of savings deposits and
approximately EUR 1.0

billion of mortgages, approximately EUR
0.4

billion other personal lending and
approximately EUR 0.4

billion loans to banks of ING Austria have been transferred to Bank99. Per 1 December
2021 completed the transaction and realized a loss on disposal of EUR 26 million. ING Austria was included in the
segment Retail Challengers & Growth Markets.
In 2021, ING and the board of Makelaarsland agreed

to continue Makelaarsland independently. The new board
will take over all clients and employees, and services to clients will continue unchanged. The negative result on
disposal of group companies from this management buyout amounted to approximately EUR 3 million.
On 28 October 2021 ING announced that its subsidiary

Payvision will start phasing out its services as a payment
service provider and acquirer. After a thorough evaluation of all options in the context of the rapidly evolving and increasingly competitive and capital intensive e-commerce merchant market, ING has concluded that it is not feasible to achieve its ambitions with Payvision. The aim is to complete the phase-out process by the second
quarter of 2022.

In 2021, Payvision recognised an impairment loss of intangible assets of EUR 44 million, mainly with respect to
Brand, IT and Customer relationships and an impairment loss of the deferred tax asset of EUR 14 million.
In December 2021 ING announced that it will

leave the retail banking market in France. Reference is made to
Note 52 'Subsequent events' for further details of the events after 31 December 2021 but before these financial statements were authorised for issue.
In 2020 there were no significant divestments.
In July 2019 ING completed the sale of part of the

ING Lease Italy business. The settlement price amounted to
EUR 1,162

million, consisted of a EUR
368

million cash settlement, a EUR
20

million Deferred Purchase Price and
a EUR 774

million Senior Loan facility for the portfolio of lease receivables. The deferred purchase price is linked to the performance of the sold portfolio and is reported under the financial assets mandatorily measured at fair
value through profit and loss. The additional loss in 2019 amounted EUR -2 million (2018: EUR
-123

million). The
Italian lease business was reported as Assets Held for Sale as at 31 December

2018 and previously included in the
business line segment Wholesale Banking and geographical segment

Other Challengers.

Reference is made to Note 24 ‘Result on the disposal of group companies’.
Most significant companies disposed in 2021
in EUR million
Makelaarsland
BV & Above BV
ING Austria Retail
Banking
Total divested
Sales Proceeds
Sales proceeds 29 29
Non-cash proceeds
Cash proceeds 29 29
Cash outflow / inflow on disposal 29 29
Assets
Cash assets 3 3
Loans and advances to customers 0 1,404 1,404
Amounts due from banks 378 378
Miscalleneous other assets 0 8 8
Liabilities
Customer deposits and other funds on deposit 1,725 1,725
Miscallaneous other liabilities 1 8 9
Net assets 3 56 58
% disposed 100% 100%
Net assets disposed 3 56 58
Result on disposal -3 -26 -29